UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6624

        Nuveen New York Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            03/31

Date of reporting period:         12/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Tax-Free Income Portfolio (NXN)
	December 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%
$ 100	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BB+	$57,877
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35

	Consumer Staples – 1.4%
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
430	4.750%, 6/01/22	6/16 at 100.00	BBB	315,839
540	5.000%, 6/01/26	6/16 at 100.00	BBB	372,400

970	Total Consumer Staples			688,239

	Education and Civic Organizations – 9.6%
100	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	63,072
	2007A, 5.000%, 7/01/31
50	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	28,045
	Schools, Series 2007A, 5.000%, 4/01/37
1,700	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/12 at 101.00	A	1,630,317
	Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 –
	AMBAC Insured
30	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	21,185
	University, Series 2006, 5.000%, 5/01/23
430	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	BBB+	281,173
	2007A, 5.000%, 7/01/41 – RAAI Insured
785	Dormitory Authority of the State of New York, Insured Revenue Bonds, Iona College, Series	7/12 at 100.00	BBB	703,336
	2002, 5.000%, 7/01/22 – SYNCORA GTY Insured
50	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA	48,018
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
215	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	A1	224,170
	Bonds, City University System, Series 1990C, 7.500%, 7/01/10 – FGIC Insured
430	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	A3	310,236
	College Project, Series 2007-A2, 4.500%, 8/01/36
100	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	88,079
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	80,774
	Francis College, Series 2004, 5.000%, 10/01/34
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	502,990
	Greater New York, Series 2002, 5.250%, 8/01/21
430	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AA	270,982
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
590	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	358,820
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB–	156,888
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University
	System, Series 1999, 5.375%, 2/01/19
65	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	40,342
	College, Series 2007, 5.000%, 10/01/27

5,775	Total Education and Civic Organizations			4,808,427

	Financials – 0.7%
435	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	340,266
	2007, 5.500%, 10/01/37

	Health Care – 13.2%
450	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AA	389,543
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated
	Group, Series 2001:
110	5.375%, 7/01/20	7/11 at 101.00	Ba1	82,405
100	5.500%, 7/01/30	7/11 at 101.00	Ba1	65,564
950	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	839,591
	Center, Series 2006-1, 5.000%, 7/01/35
670	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA	673,216
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
405	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	437,076
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,680	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	A	1,718,808
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/17 – AMBAC Insured
1,195	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	A	1,131,438
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/17 – AMBAC Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	359,670
	Hospital Association, Series 2003A, 5.500%, 7/01/32
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
100	5.250%, 2/01/27	No Opt. Call	BBB–	69,994
90	5.500%, 2/01/32	No Opt. Call	BBB–	62,297
750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	A1	649,395
	2003A, 5.250%, 2/15/21 – AMBAC Insured
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Ba2	162,484
	Island University Hospital, Series 2002C, 6.450%, 7/01/32

7,245	Total Health Care			6,641,481

	Housing/Multifamily – 2.9%
1,000	New Hartford-Sunset Woods Funding Corporation, New York, FHA-Insured Mortgage Revenue Bonds,	8/12 at 101.00	AAA	995,570
	Sunset Woods Apartments II Project, Series 2002, 5.350%, 2/01/20
250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	227,608
	Series 2004A, 5.250%, 11/01/30
275	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	216,469
	11/01/38 (Alternative Minimum Tax)

1,525	Total Housing/Multifamily			1,439,647

	Housing/Single Family – 7.9%
2,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.000%,	10/11 at 100.00	Aa1	1,897,920
	10/01/18 (Alternative Minimum Tax)
2,500	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-First Series A, 5.300%,	4/11 at 100.00	Aaa	2,073,725
	10/01/31 (Alternative Minimum Tax)

4,500	Total Housing/Single Family			3,971,645

	Long-Term Care – 11.7%
1,940	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 101.00	AA	1,696,588
	Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – MBIA Insured
100	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa2	90,406
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
50	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	25,460
	5.000%, 7/01/35 – ACA Insured
2,000	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Refunding Bonds,	8/12 at 101.00	AAA	2,021,600
	Jewish Home of Rochester, Series 2002, 4.625%, 2/15/17
1,000	East Rochester Housing Authority, New York, Revenue Bonds, GNMA/FHA-Secured Revenue Bonds,	12/12 at 103.00	AAA	982,170
	St. Mary’s Residence Project, Series 2002A, 5.375%, 12/20/22
980	New York City Industrial Development Agency, New York, GNMA Collateralized Mortgage Revenue	11/12 at 101.00	AA+	842,682
	Bonds, Eger Harbor House Inc., Series 2002A, 4.950%, 11/20/32
25	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	19,554
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
275	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	214,203
	Facilities Pooled Program Bonds, Series 2008-C1, 5.500%, 7/01/18

6,370	Total Long-Term Care			5,892,663

	Materials – 0.1%
90	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	57,146
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)

	Tax Obligation/General – 8.7%
	Clarkstown, Rickland County, New York, Various Purposes Serial Bonds, Series 1992:
505	5.600%, 6/15/10 – AMBAC Insured	No Opt. Call	AAA	533,987
525	5.600%, 6/15/11 – AMBAC Insured	No Opt. Call	AAA	567,473
525	5.600%, 6/15/12 – AMBAC Insured	No Opt. Call	AAA	581,123
300	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	321,021
200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	203,296
	FGIC Insured
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	AA	952,790
1,260	New York City, New York, General Obligation Bonds, Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	1,215,333

4,315	Total Tax Obligation/General			4,375,023

	Tax Obligation/Limited – 17.0%
600	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	609,480
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	508,900
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA	509,060
	Series 2002A, 5.500%, 1/01/20 – MBIA Insured
95	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series	3/09 at 100.00	AAA	95,107
	2001A-2, 5.125%, 11/15/21 – AMBAC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
250	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	250,753
200	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	200,484
1,225	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,198,565
600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA	578,568
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	675,059
	Series 2003E, 5.000%, 2/01/23
550	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	538,142
	Series 2007C-1, 5.000%, 11/01/27
775	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	780,549
	Series 2008A, 5.000%, 12/15/26 (UB)
250	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series	4/14 at 100.00	AA	255,888
	2004, 5.000%, 4/01/21 – MBIA Insured
145	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, Trust	No Opt. Call	AA	198,566
	2800, 13.618%, 4/01/20 – AMBAC Insured (IF)
425	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	410,168
	5.000%, 4/01/27
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	974,830
250	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	240,503
500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	492,035
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
15	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E,	No Opt. Call	AA–	15,362
	7.250%, 1/01/10

8,550	Total Tax Obligation/Limited			8,532,019

	Transportation – 2.0%
180	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	165,285
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	AA	529,855
	5.000%, 11/15/15 – FGIC Insured
100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	95,374
	FSA Insured
105	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	98,593
	Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured
120	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	91,778
	Eighth Series 2008, Trust 2920, 11.256%, 8/15/32 – FSA Insured (IF)

1,005	Total Transportation			980,885

	U.S. Guaranteed – 6.4% (4)
220	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	N/R (4)	244,917
	(Pre-refunded 7/15/11)
1,080	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	1,284,509
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/13 at 100.00	Aaa	286,360
	Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)
340	Suffolk County Water Authority, New York, Water Revenue Bonds, Series 1986V, 6.750%,	No Opt. Call	AAA	370,144
	6/01/12 (ETM)
965	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24	7/12 at 100.00	AAA	1,052,361
	(Pre-refunded 7/15/12)

2,855	Total U.S. Guaranteed			3,238,291

	Utilities – 3.4%
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
570	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA	543,455
430	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA	400,674
500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	3/11 at 100.00	AA	471,645
	New York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – MBIA Insured
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	221,823
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
60	Westchester County Industrial Development Agency, Westchester County, New York, Resource	3/09 at 100.00	BBB	59,621
	Recovery Revenue Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09 (Alternative
	Minimum Tax)

1,810	Total Utilities			1,697,218

	Water and Sewer – 12.9%
2,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AAA	2,394,122
	Bonds, Fiscal Series 2001C, 5.125%, 6/15/33
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Loan,
	Series 2002B:
2,000	5.250%, 6/15/19	6/12 at 100.00	AAA	2,087,700
2,000	5.000%, 6/15/27	6/12 at 100.00	AAA	2,001,840

6,500	Total Water and Sewer			6,483,662

$ 52,045	Total Long-Term Investments (cost $52,555,872) – 98.0%			49,204,489

Principal
Amount (000)	Description (1)	Coupon	Maturiy	Value

	Short-Term Investments – 1.7%
$ 890	State Street Euro Dollar Time Deposit	0.010%	1/02/09	$890,202

	Total Short-Term Investments (cost $890,202)			890,202

	Total Investments (cost $53,446,074) – 99.7%			50,094,691

	Floating Rate Obligations – (1.2)%			(580,000)

	Other Assets Less Liabilities – 1.5%			712,732

	Net Assets – 100%			$50,227,423

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of December 31, 2008. Subsequent to December 31, 2008, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of December 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$890,202	$49,204,489	$ —	$50,094,691

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance at beginning of period	$527,326
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	122,674
Net purchases at cost (sales at proceeds)	(650,000)
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—

Balance at end of period	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2008, the cost of investments was $52,857,352.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 674,966
Depreciation	(4,018,344)

Net unrealized appreciation (depreciation) of investments	$(3,343,378)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Select Tax-Free Income Portfolio

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         February 27, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        February 27, 2009